SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 5 – SHARE-BASED COMPENSATION

In April 2021, the board of directors approved the creation of the 2021 Equity Incentive Plan (the “Plan”). The Plan became effective as of the completion of the corporate conversion, with an annual evergreen provision pursuant to the Plan. The Plan currently reserves an aggregate of 3,454,915 shares of common stock, subject to adjustments as provided in the Plan, of which 171,720, are currently still available for issuance as of September 30, 2024. The purpose of the Plan is to attract, retain and incentivize directors, officers, employees, and consultants.

In June 2021, the Company granted stock options to purchase a total of 807,500 shares of common stock to its three executives and three non-employee management team members to replace the Class B Membership Interests that were cancelled in March 2021. The options were issued at an exercise price of $6.26, with the employee options vesting 40% upon issuance and the balance over 36 months, and the non-employee options vesting at grant date. The Company recorded general and administrative expenses of $0 and $181,720 for the three months ended September 30, 2024 and 2023, respectively, and $363,440 and $545,160 for the nine months ended September 30, 2024 and 2023, respectively, related to compensation expense for these options.

In July 2021, the Company granted stock options to purchase a total of 1,550,000 shares of common stock to its three executives pursuant to their respective employment agreements, the independent directors, and one consultant, pursuant to the Plan. The options were issued at an exercise price of $6.18, the grant date fair value, with one-quarter of the executive’s options vesting upon issuance and the balance over 36 months, and the options granted to the directors and consultants vesting over 36 months. The Company recorded general and administrative expenses of $0 and $490,917 for the three months ended September 30, 2024 and 2023, respectively, and $981,833 and $1,472,750 for the nine months ended September 30, 2024 and 2023, respectively, related to compensation expense for these options.

In January 2022, the Company granted stock options to purchase a total of 80,000 shares of common stock to seven consultants pursuant to the Plan. The options were issued at an exercise price of $4.44, the grant date fair value, with one-quarter of the options vesting upon issuance and the balance over 36 months. The Company recorded general and administrative expenses of $18,950 and $56,850 for each of the three and nine months ended September 30, 2024 and 2023, respectively, related to compensation expense for these options.

In April 2022, the Company granted stock options to purchase a total of 30,000 shares of common stock to a new employee pursuant to the Plan. The options were issued at an exercise price of $3.79, the grant date fair value, with one-quarter of the options vesting upon issuance and the balance over 36 months. The Company recorded general and administrative expenses of $5,377 and $16,133 for each of the three and nine months ended September 30, 2024 and 2023, respectively, related to compensation expense for these options.

In February 2023, the Company granted stock options to purchase a total of 467,500 shares of common stock to its four employees and seven consultants pursuant to the Plan. The options were issued at an exercise price of $3.41, the grant date fair value, with the options vesting monthly over 36 months. The Company recorded general and administrative expenses of $109,521 for each of the three months ended September 30, 2024 and 2023, respectively, and $328,563 and $255,549 for the nine months ended September 30, 2024 and 2023, respectively, related to compensation expense for these options.

In June 2023, the Company granted stock options to purchase a total of 50,000 shares of common stock to its five independent board of directors pursuant to the Plan. The options were issued at an exercise price of $2.75, the grant date fair value, with the options vesting on the one-year anniversary of the grant date. The Company recorded general and administrative expenses of $0 and $26,800 for the three months ended September 30, 2024 and 2023, respectively, and $53,600 and $26,800 for the nine months ended September 30, 2024 and 2023, respectively, related to compensation expense for these options.

In February 2024, the Company granted stock options to purchase a total of 835,000 shares of common stock to its four employees and a number of consultants pursuant to the Plan. The options were issued at an exercise price of $3.15, the grant date fair value, with the options vesting monthly over 36 months. The Company recorded general and administrative expenses of $183,713 and $428,663 for the three and nine months ended September 30, 2024, respectively, related to compensation expense for these options.

In June 2024, the Company granted stock options to purchase a total of 60,000 shares of common stock to its five independent board of directors pursuant to the Plan. The options were issued at an exercise price of $2.38, the grant date fair value, with the options vesting on the one-year anniversary of the grant date. The Company recorded $27,630 for each of the three and nine months ended September 30, 2024, respectively, related to compensation expense for these options.

Compensation expense associated with these awards is recognized over the vesting period based on the fair value of the option at the grant date determined based on the Black-Scholes model. Option valuation models require the input of highly subjective assumptions including the expected price volatility. The Company’s employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value computation using the Black-Scholes option pricing model. Because there is no public market for the Company’s stock options and very little historical experience with the Company’s stock, similar public companies were used for the comparison of volatility and the dividend yield. The risk-free rate of return was derived from U.S. Treasury notes with comparable maturities.

The Company determined the fair value of the option awards using the Black-Scholes option pricing model using the following weighted average assumptions:

	Nine Months Ended
	Sep 30,
	2024		2023
Expected term	6.72	years	6.90	years
Volatility	103%		98%
Dividend yield	—%		—%
Risk-free interest rate	4.28%		3.85%
Weighted average grant date fair value	$2.59		$2.75

A summary of the Company’s stock option activity is as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual Term	Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding, vested and expected to vest at December 31, 2023	2,985,000	$5.64	7.81	$251,550
Granted	895,000	3.10	9.44	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding, vested and expected to vest at September 30, 2024	3,880,000	$5.05	7.61	$—
Exercisable	2,915,556	$5.68	7.09	$—

The total non-cash compensation expense for these options not yet recognized as of September 30, 2024 was $2,517,214. The weighted average vesting period for the unvested options is 2.05 years. The weighted average grant date fair value of all options granted is $3.93 as of September 30, 2024. The Company records the impact of any forfeitures of options as they occur.

NOTE 5 – SHARE-BASED COMPENSATION

In April 2021, the board of directors approved the creation of the 2021 Equity Incentive Plan (the “Plan”). The Plan became effective as of the completion of the corporate conversion. The Plan originally reserved an aggregate of 2,000,000 shares of common stock, subject to annual adjustments as provided in the Plan, which was 465,432 shares for the year ended December 31, 2023. The Plan currently has 485,868 shares available for issuance as of December 31, 2023. The purpose of the Plan is to attract, retain and incentivize directors, officers, employees, and consultants.

In June 2021, the Company granted stock options to purchase a total of 807,500 shares of common stock to its three executives and three non-employee management team members to replace the Class B Membership Interests that were cancelled in March 2021. The options were issued at an exercise price of $6.26, with the employee options vesting 40% upon issuance and the balance over 36 months, and the non-employee options vesting at grant date. The Company recorded general and administrative expenses of $726,880 for each of the years ended December 31, 2023 and 2022, related to compensation expenses for these options.

In July 2021, the Company granted stock options to purchase a total of 1,550,000 shares of common stock to its three executives pursuant to their respective employment agreements, the independent directors, and one consultant, pursuant to the Plan. The options were issued at an exercise price of $6.18, the grant date fair value, with one-quarter of the executive’s options vesting upon issuance and the balance over 36 months, and the options granted to the directors and consultants vesting over 36 months. The Company recorded general and administrative expenses of $1,963,667 for each of the years ended December 31, 2023 and 2022, related to compensation expenses for these options.

In January 2022, the Company granted stock options to purchase a total of 80,000 shares of common stock to seven consultants pursuant to the Plan. The options were issued at an exercise price of $4.44, the grant date fair value, with one-quarter of the options vesting upon issuance and the balance over 36 months. The Company recorded general and administrative expenses of $75,800 and $145,283 for the years ended December 31, 2023 and 2022, respectively, related to compensation expenses for these options.

In April 2022, the Company granted stock options to purchase a total of 30,000 shares of common stock to a new employee pursuant to the Plan. The options were issued at an exercise price of $3.79, the grant date fair value, with one-quarter of the options vesting upon issuance and the balance over 36 months. The Company recorded general and administrative expenses of $21,510 and $35,850 for the years ended December 31, 2023 and 2022, respectively, related to compensation expenses for these options.

In February 2023, the Company granted stock options to purchase a total of 467,500 shares of common stock to its four employees and seven consultants pursuant to the Plan. The options were issued at an exercise price of $3.41, the grant date fair value, with the options vesting monthly over 36 months. The Company recorded general and administrative expenses of $365,070 for the year ended December 31, 2023, related to compensation expense for these options.

In June 2023, the Company granted stock options to purchase a total of 50,000 shares of common stock to its five independent board of directors pursuant to the Plan. The options were issued at an exercise price of $2.75, the grant date fair value, with the options vesting on the one-year anniversary of the grant date. The Company recorded general and administrative expenses of $53,600 for the year ended December 31, 2023, related to compensation expenses for these options.

Compensation expense associated with these awards is recognized over the vesting period based on the fair value of the option at the grant date determined based on the Black-Scholes option pricing model. Option valuation models require the input of highly subjective assumptions including the expected price volatility. The Company’s employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value computation using the Black-Scholes option pricing model. Because there is no public market for the Company’s stock options and very little historical experience with the Company’s stock, similar public companies were used for the comparison of volatility and the dividend yield. The risk-free rate of return was derived from U.S. Treasury notes with comparable maturities.

The Company determined the fair value of the option awards during the years ended December 31, 2023 and 2022, using the Black-Scholes option pricing model using the following weighted average assumptions:

	Years Ended
	December 31,
	2023		2022
Expected term	6.9	years	9.0	years
Volatility	98%		90%
Dividend yield	—%		—%
Risk-free interest rate	3.85%		2.01%
Weighted average grant date fair value	$2.75		$3.54

A summary of the Company’s stock option activity is as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual Term	Intrinsic
	Options	Exercise Price	(in years)	Value
Outstanding, vested and expected to vest at December 31, 2022	2,467,500	$6.12	8.53	$5,700
Granted	517,500	3.35	9.16
Exercised	—	—	—
Forfeited	—	—	—
Outstanding, vested and expected to vest at December 31, 2023	2,985,000	$5.64	7.81	$251,550
Exercisable	2,280,361	$5.98	7.61	$55,342

The total compensation expense not yet recognized as of December 31, 2023 was $2,458,851. The weighted average vesting period for the unvested options is 1.30 years. The weighted average grant date fair value of all options granted is $4.33 as of December 31, 2023. The Company records the impact of any forfeitures of options as they occur.